Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following presents condensed parent-company-only financial information of Cre8 Enterprise Limited.

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
ASSETS
Current assets
Cash and cash equivalents	90,107	18,474,523	2,373,611
Amount due from a fellow subsidiary	—	17,016,350	2,186,264
Total current assets	90,107	35,490,873	4,559,875

Non-current assets
Investment in a subsidiary	8	8	1
Total non-current assets	8	8	1
TOTAL ASSETS	90,115	35,490,881	4,559,876

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Amount due to a fellow subsidiary	373,429	—	—
Total current liabilities and total liabilities	373,429	—	—

SHAREHOLDERS’ (DEFICIT) EQUITY
Class A ordinary shares, no par value per share, 27,000,000 shares authorized, and 15,000,000 shares issued and outstanding as of December 31, 2024 and 27,000,000 shares authorized, and 1,638,959 shares issued and outstanding as of December 31, 2025*	—	—	—
Class B ordinary shares, no par value per share, 3,000,000 shares authorized, and 375,000 shares issued and outstanding as of December 31, 2024 and 2025*	—	—	—
Additional paid-in capital	31,196	36,376,047	4,673,602
Accumulated deficit	(314,510)	(577,157)	(74,153)
Accumulated other comprehensive losses	—	(308,009)	(39,573)
Total shareholders’ (deficit) equity	(283,314)	35,490,881	4,559,876
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	90,115	35,490,881	4,559,876

*	Giving retroactive effect to a share consolidation ratio of 12-to-1 on January 15, 2026.

Condensed statements of loss

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Operating expenses:
General and administrative expenses	(49,060)	(265,450)	(631,874)	(81,183)
Total operating expenses	(49,060)	(265,450)	(631,874)	(81,183)

Other income, net:
Bank interest income	—	—	372,755	47,891
Other expenses	—	—	(3,528)	(453)
Total other income, net	—	—	369,227	47,438
Loss before income taxes	(49,060)	(265,450)	(262,647)	(33,745)
Income tax expense	—	—	—	—
Net loss	(49,060)	(265,450)	(262,647)	(33,745)

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Cash flows from operating activities
Net loss	(49,060)	(265,450)	(262,647)	(33,745)
Change in operating assets and liabilities:	—	—	—	—
Net cash used in operating activities	(49,060)	(265,450)	(262,647)	(33,745)

Cash flows from investing activities
Investment in a subsidiary	(8)	—	—	—
Net cash used in investing activities	(8)	—	—	—

Cash flows from financing activities
Proceeds from IPO, net	—	—	45,131,640	5,798,522
Advance from a subsidiary	17,872	355,557	—	—
Advance to a subsidiary	—	—	(23,316,120)	(2,995,660)
Deferred initial public offering (“IPO”) cost	—	—	(2,860,448)	(367,510)
Subscription received from shareholders	31,196	—	—	—
Net cash generated from financing activities	49,068	355,557	18,955,072	2,435,352

Net change in cash and cash equivalents	—	90,107	18,692,425	2,401,607
Effect of changes in foreign exchange rate	—	—	(308,009)	(39,573)
Cash and cash equivalents at the beginning of the year	—	—	90,107	11,577
Cash and cash equivalents at the end of the year	—	90,107	18,474,523	2,373,611
(i)	Basis of Preparation

The company was incorporated under the laws of the BVI as a limited company on December 4, 2023 and as a holding company.

In the condensed parent company only financial statements, the Company’s investment in subsidiary stated at cost of acquisition in Cre8 Incorporation Limited. Those condensed parent company only financial statements should be read in connection with the consolidated financial statements and notes hereto.

(ii)	Restricted net assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company only consolidated financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Cre8 Enterprise Limited exceed 25% of the consolidated net assets of Cre8 Enterprise Limited. The Company generates revenues from its wholly owned subsidiary in the Hong Kong. The ability of Cre8 (Greater China) Limited in the Hong Kong to pay dividends is not restricted. In this connection, the restricted net assets of the subsidiaries of Cre8 Enterprise Limited do not exceed 25% of the consolidated net assets of Cre8 Enterprise Limited and accordingly the above condensed parent company only financial information of Cre8 Enterprise Limited is presented for supplementary reference.

As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those that have been separately disclosed in the consolidated financial statements, if any.